JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

April 2, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”)
Diversified Strategies Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 237 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 239 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register Class C, Class R6, and Class NAV shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust